Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bertolet Capital Trust
Entity Central Index Key	0001216907
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Pinnacle Value Fund
Shareholder Report [Line Items]
Fund Name	PINNACLE VALUE FUND
Class Name	Pinnacle Value Fund
Trading Symbol	PVFIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Pinnacle Value Fund - PVFIX for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.pinnaclevaluefund.com. You can also request this information by contacting us at (877) 369-3705 X115.

Additional Information Phone Number	(877) 369-3705
Additional Information Website	www.pinnaclevaluefund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Pinnacle Value Fund	$68.00	1.24%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

US equities had an upbeat first half with the small cap R2000 up 1.7% while the large cap S&P 500 rose 15.9%. The Pinnacle Value Fund rose 3.9%, slightly better than the benchmark R2000. We feel the Fund is well positioned with large cash balances (earning 4%+ in a government MMF) providing future buying power.

As shown on the next page, contributors to performance outweighed detractors. Performance was driven in part by positive contributions from Gulf Island Fabrication and First Acceptance Insurance. Gulf Island continues to win new business for their strategically located facility in Houma,.LA as they scout for profitable acquisitions. Nashville based First Acceptance Insurance sold their high cost brokerage operation last year and are now focused on profitable non- standard auto underwriting which is bearing fruit.

Our major detractors included Hurco Cos. and Culp Inc.. Indianapolis based Hurco makes CNC (computer numerically controlled) machine tools for independent job shops serving the automotive, aerospace, medical device and other markets. The machine tool industry is in a cyclical slowdown as many customers defer purchases because of high interest rates and uncertain end user markets. High Point, NC based Culp Inc. makes synthetic fabrics for the upholstered furniture and mattress ticking markets both of which face slowing demand after a robust, pandemic driven run where cocooning at home drove furniture and mattress sales. Culp recently announced a major restructuring which should help restore profitability.

We did slightly more portfolio buying than selling. We bought more Culp, Gulf Island, Hurco and Unifi on price weakness. All have viable business models, acceptable management and strong balance sheets. We added one new position, Omega Flex, an Exton, PA maker of flexible metal hose used in residential/commercial construction. The business is highly profitable but faces headwinds as higher interest rates impact end user demand. We trimmed several positions including Bristow, Daktronics, Dorian LPG, Graham and Universal Stainless that we view as fully valued- all were sold at long term capital gains to minimize taxes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 34,998,060,000,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 161,526
Investment Company, Portfolio Turnover	11.47%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $ 34,998,060	PORTFOLIO HOLDINGS: 43	PORTFOLIO TURNOVER: 11.47%	ADVISORY FEES PAID BY FUND: $161,526

Largest Holdings [Text Block]

top ten positions	% net assets
1.Gulf Island Fabrication- engineering/design/construction	8.6
2.Unifi- texturized nylon or polyester yarn used to make fabrics	5.3
3.Hurco Cos.- machine tool maker with worldwide distribution	4.3
4.Culp Inc.- fabrics for upholstered furniture & mattress coverings	4.1
5.Bristow Group- helicopter services to commercial/government clients	3.9
6.Weyco Group- wholesale & retail shoes	3.6
7.First Acceptance Corp.- non-standard auto insurance	2.7
8. Seacor Marine- offshore supply vessels to oil & gas industry	2.2
9. Stealthgas- owns/operates fleet of liquid petroleum gas (LPG) tankers	2.1
10. Dorian LPG- owns/operates fleet of liquid petroleum gas (LPG) tankers	2.0
Total	38.8%

Updated Prospectus Phone Number	369-3705
Updated Prospectus Web Address	www.pinnaclevaluefund.com